Finance income and costs - Finance income (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and costs
Interest on term deposits	₽ 215,910	₽ 204,497	₽ 51,857
Interest accrued on loans to related parties		782	947
Interest accrued on loan to third party		2,807
Net gain on financial assets measured at fair value through profit and loss		34,508	150
Other interest income	53	514	6,375
Total finance income	₽ 215,963	₽ 243,108	₽ 59,329